UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	7/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Frontier Fund, Inc.
Schedule of Investments (unaudited)
July 31, 2008

	Shares or Principal Amount		Value

Common Stocks 96.0%
Aerospace and Defense 6.4%
Aerovironment*	32,000	shs.	$1,044,160
BE Aerospace*	16,100		413,448
Ceradyne*	23,288		1,079,399
Ducommun	27,800		761,998
Hexcel*	23,100		438,438

			3,737,443

Auto Components 0.2%
Amerigon*	19,500		129,090

Biotechnology 6.2%
BioMarin Pharmaceutical*	14,200		462,210
Celera*	55,500		757,575
Cubist Pharmaceuticals*	31,383		711,139
Human Genome Sciences*	71,400		473,382
Onyx Pharmaceuticals*	10,400		421,200
OSI Pharmaceuticals*	5,400		284,202
PDL BioPharma	48,600		542,862

			3,652,570

Capital Markets 1.8%
Hercules Technology Growth Capital	44,700		444,765
optionsXpress Holdings	24,900		617,769

			1,062,534

Chemicals 1.8%
Intrepid Potash*	10,000		553,000
Terra Industries	9,700		523,800

			1,076,800

Commercial Services and Supplies 9.3%
Clean Harbors*	3,700		288,748
Corrections Corporation of America*	51,744		1,450,384
FTI Consulting*	19,100		1,359,156
The GEO Group*	32,900		790,916
Huron Consulting Group*	30,850		1,609,136

			5,498,340

Communications Equipment 4.3%
ADC Telecommunications*	57,700		545,842
F5 Networks*	20,300		591,745
Foundry Networks*	54,500		950,480
Ixia*	50,300		440,628

			2,528,695

Distributors 0.9%
LKQ*	27,000		553,500

Diversified Consumer Services 2.2%
American Public Education*	9,200		417,956
Corinthian Colleges*	23,800		374,850
ITT Educational Services*	5,500		487,190

			1,279,996

Electrical Equipment 2.3%
Energy Conversion Devices*	8,900		622,377
JA Solar Holdings*	46,800		709,956

			1,332,333

Electronic Equipment and Instruments 2.3%
Itron*	14,604		1,348,387

Energy Equipment and Services 8.0%
Dril-Quip*	14,600		790,444
Helix Energy Solutions Group*	15,500		494,915
Hercules Offshore*	27,200		679,184
Superior Well Services*	20,200		641,552
T-3 Energy Services*	13,200		905,124
Tesco*	24,600		764,322
Unit*	6,800		459,340

			4,734,881

Health Care Equipment and Services 0.5%
TomoTherapy*	31,400		306,150

Health Care Equipment and Supplies 3.8%
American Medical Systems Holdings*	35,600		586,332
Integra LifeSciences Holdings*	15,267		697,091
Inverness Medical Innovations*	14,300		482,053
Thoratec*	26,400		495,264

			2,260,740

Health Care Providers and Services 9.0%
AMN HealthCare Services*	38,500		727,650
AmSurg*	11,200		300,160
Centene*	25,000		557,750
Chemed	14,600		624,880
Emegency Medical Services (Class A)*	22,200		599,844
Five Star Quality Care*	114,400		502,216
Gentiva Health Services*	22,400		572,096
Pediatrix Medical Group*	5,898		286,938
Skilled Healthcare Group (Class A)*	75,493		1,102,953

			5,274,487

Hotels, Restaurants and Leisure 5.5%
Bally Technologies*	9,400		298,826
Einstein Noah Restaurant Group*	26,800		309,004
Morgans Hotel Group*	40,967		593,612
Red Robin Gourmet Burgers*	10,700		265,681
Texas Roadhouse (Class A)*	62,054		575,861
WMS Industries*	43,000		1,211,740

			3,254,724

Internet Software and Services 4.2%
Ariba*	18,600		305,226
Art Technology Group*	118,500		434,895
Omniture*	42,700		740,845
TechTarget*	26,100		185,049
VistaPrint*	31,851		820,800

			2,486,815

IT Services 0.7%
Information Services Group*	97,000		413,220

Life Sciences Tools and Services 1.0%
PerkinElmer	20,000		582,000

Machinery 2.0%
Barnes Group	34,400		777,096
Titan Machinery*	14,200		389,364

			1,166,460

Metals and Mining 3.0%
Brush Engineered Materials*	22,800		545,604
Sims Group (ADR)	17,300		537,857
Stillwater Mining*	72,300		686,850

			1,770,311

Oil, Gas and Consumable Fuels 4.5%
Approach Resources*	18,400		370,024
Comstock Resources*	4,900		298,949
Goodrich Petroleum*	11,000		504,350
Overseas Shipholding Group	10,000		787,500
Parallel Petroleum*	41,700		683,046

			2,643,869

Personal Products 1.0%
Chattem*	9,500		612,465

Pharmaceuticals 1.4%
Medicines*	37,700		837,317

Real Estate Investment Trusts 1.6%
First Industrial Realty Trust	22,200		550,338
MFA Mortgage Investments	56,900		367,005

			917,343

Semiconductors and Semiconductor Equipment 6.9%
Atheros Communications*	24,200		750,200
Diodes*	17,300		449,281
Microsemi*	55,522		1,441,351
ON Semiconductor*	115,891		1,088,217
Tessera Technologies*	18,600		324,012

			4,053,061

Software 4.5%
Lawson Software*	100,200		812,622
Macrovision Solutions*	19,062		289,748
Nuance Communications*	100,275		1,556,268

			2,658,638

Specialty Retail 0.7%
Aeropostale*	13,000		419,250

Total Common Stocks			56,591,419

Fixed Time Deposits 5.0%
BNP Paribas, Grand Cayman 2.19%, 8/1/2008	$2,951,000		2,951,000

Total Investments 101.0%			59,542,419

Other Assets Less Liabilities (1.0)%			(600,816)

Net Assets 100.0%			$58,941,603

* Non-income producing security.
ADR - American Depositary Receipts.

The cost of investments for federal income tax purposes was $60,020,388. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $5,948,891 and $6,426,860, respectively. Net unrealized appreciation was $477,969.

Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager (The “Manager”), based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

Subsequent Events — On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the Manager will result in the Manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the Manager and an assignment and automatic termination of the Fund’s management agreement with the Manager. On July 29, 2008, the Fund’s Board approved a new advisory agreement with RiverSource and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Fund for their approval.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 24, 2008

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.